UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2011
                                               ----------

Check here if Amendment | |;      Amendment Number:
This Amendment (Check only one.): | | is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      07-28-2011
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 80
                                        -------------------

Form 13F Information Table Value Total: $368,150
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 6/30/11

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

           ITEM 1:            ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:         ITEM 6:                       ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES   INVESTMENT DISCRETION            VOTING AUTHORITY
                                                         ($ 000'S)              SOLE   SHARED   OTHER       SOLE      SHARED   OTHER
3M CO COM                     COMMON        88579Y101          3,110      32,776   X                      26,661      6,115
ACCENTURE LTD SHS CL          COMMON        G1151C101          2,013      33,312   X                      23,119     10,193
AKZO NOBEL N V ADR SP         FOREIGN       010199305          7,384     117,082   X                      50,083     66,999
ALLIANZ AKTIENEGESELLS        FOREIGN       018805101          6,476     463,673   X                     198,910    264,763
AXA ADR SPONSORED             FOREIGN       054536107          7,156     314,962   X                     147,977    166,985
BANCO SANTANDER CENT          FOREIGN       05964H105          6,949     603,712   X                     283,283    320,429
CANON INC ADR                 FOREIGN       138006309         10,709     225,028   X                     102,869    122,159
CARREFOUR SA                  FOREIGN       144430105          5,100     617,175   X                     260,196    356,979
CISCO SYSTEMS                 COMMON        17275R102          1,131      72,457   X                      48,885     23,572
C.R. BARD INC                 COMMON        067383109       1,395.66      12,704   X                       8,852      3,852
CRH PLC ADR                   FOREIGN       12626K203          6,117     271,635   X                     109,357    162,278
DIAGEO PLC ADR SPONSO         FOREIGN       25243Q205         14,452     176,520   X                      89,264     87,256
ENI S P A ADR SPONSOR         FOREIGN       26874R108          9,583     201,545   X                      94,137    107,408
ERICSSON L M TEL CO A         FOREIGN       294821608          6,825     474,607   X                     224,743    249,864
ESPRIT HOLDINGS LTD ADR       FOREIGN       29666V204          4,164     669,385   X                     279,029    390,356
FRANCE TELECOM ADR SP         FOREIGN       35177Q105          8,642     405,932   X                     183,992    221,940
GIVAUDAN                      FOREIGN       37636P108          8,319     393,749   X                     163,119    230,630
GENERAL ELEC CO               COMMON        369604103          2,849     150,996   X                     122,141     28,855
GLAXOSMITHKPLC ADR SP         FOREIGN       37733W105         13,313     310,335   X                     141,498    168,837
HSBC HLDGS PLC ADR SP         FOREIGN       404280406          9,021     181,794   X                      85,996     95,798
I B M                         COMMON        459200101          2,166      12,627   X                       8,887      3,740
IMPERIAL TOBACCO              COMMON        453142101          7,894     118,712   X                      57,594     61,118
ISHARES TR MSCIE EAFE         FOREIGN       464287465            328       5,452   X                           -      5,452
JP MORGAN CHASE               COMMON        46625H100          1,050      25,636   X                      17,731      7,905
JOHNSON & JOHNSON             COMMON        478160104          1,575      23,679   X                      16,310      7,369
KAO CORP SPNS ADR             FOREIGN       485537302          8,545     327,047   X                     149,887    177,160
MEDTRONIC INC COM             COMMON        585055106          1,159      30,076   X                      20,757      9,319
MICROSOFT                     COMMON        594918104          1,275      49,039   X                      33,930     15,109
MITSUBISHI UFJ FINL G         FOREIGN       606822104         10,084    2,087,70   X                     963,782  1,123,924
NESTLE S A ADR SPON R         FOREIGN       641069406         11,960     192,735   X                      91,817    100,918
NINTENDO CO. LTD ADR          COMMON        654445303          4,701     201,532   X                      83,685    117,847
NOVARTIS AG SPONSORED         FOREIGN       66987V109         14,576     238,514   X                     109,103    129,411
NTT DOCOMO INC. ADR           FOREIGN       62942M201          6,000     334,997   X                     143,685    191,312
PEPSICO INC                   COMMON        713448108          1,797      25,509   X                      17,690      7,819
PETROLEO BRASILEIRO SA        FOREIGN       71654V408          8,251     243,683   X                     119,587    124,096
PFIZER INC                    COMMON        717081103          1,681      81,605   X                      55,772     25,833
PROCTER & GAMBLE COMP         COMMON        742718109          8,760     137,805   X                     129,559      8,246
POSTNL NV                     FOREIGN       73753A103          2,517     296,692   X                     129,753    166,939
REED ELSEVIER PLC             COMMON        758205207          6,247     171,244   X                      72,780     98,464
ROCHE HLDG LTD SPONSO         FOREIGN       771195104         10,290     246,321   X                     111,621    134,700
ROYAL DUTCH SHELL PLC         FOREIGN       780259206         11,464     161,168   X                      76,252     84,916
SANOFI-AVENTIS ADR            FOREIGN       80105N105         12,010     298,967   X                     137,443    161,524
SAP AG ADR SPON               FOREIGN       803054204          7,391     121,870   X                      51,686     70,184
SECOM CO. LTD                 FOREIGN       813113206          5,880     494,039   X                     210,944    283,095
SYNGENTA AG ADR SPONS         FOREIGN       87160A100          8,519     126,088   X                      56,856     69,232
TNT EXPRESS                   FOREIGN       87262N109          3,076     296,692   X                     129,753    166,939
TARGET CORP COM               COMMON        87612E106          1,885      40,193   X                      31,367      8,826
TESCO PLC ADR                 FOREIGN       881575302          7,329     378,535   X                     162,182    216,353
TEVA PHARMACEUTICAL           FOREIGN       881624209          5,729     118,811   X                      51,207     67,604
TOTAL FINA ELF S A AD         FOREIGN       89151E109          9,762     168,779   X                      79,270     89,509
UBS AG NEW                    FOREIGN       H89231338          6,015     329,422   X                     140,437    188,985
UNILEVER PLC ADR SPON         FOREIGN       904767704         10,697     330,253   X                     150,742    179,511
WPP PLC                       FOREIGN       92933H101          6,645     105,891   X                      51,619     54,272
ZIMMER HLDGS INC COM          COMMON        98956P102          1,183      18,714   X                      12,692      6,022
ADOBE SYSTEMS INC             COMMON        00721F101            856      27,232   X                      11,902              15,330
ALLERGAN                      COMMON        018490102            691       8,293   X                       3,640               4,653
APPLE INC                     COMMON        037833100          1,774       5,286   X                       2,254               3,032
BAKER HUGHES INC.             COMMON        57224107           1,316      18,133   X                       8,134               9,999
C.H.ROBINSON WORLDWIDE        COMMON        12541W209            708       8,980   X                       3,937               5,043
CELGENE CORP                  COMMON        151020104          1,491      24,726   X                      11,024              13,702
DISCOVERY COMMUNICATION       COMMON        25470F104          1,156      28,219   X                      12,344              15,875
DOLLAR GENERAL CORP           COMMON        256677105            814      24,013   X                      10,921              13,092
EXPEDITORS INTL OF WASH INC   COMMON        302130109          1,216      23,759   X                      10,605              13,154
F5 NETWORKS                   COMMON        315616102            899       8,155   X                       3,279               4,876
FRANKLIN RESOURCES            COMMON        354613101            601       4,576   X                       1,996               2,580
GOOGLE INC.                   COMMON        38259P508          1,227       2,423   X                       1,066               1,357
INTUITIVE SURGICAL INC        COMMON        46120E602          1,075       2,890   X                       1,283               1,607
INVESCO LTD                   COMMON        G491BT108            819      34,993   X                      15,206              19,787
JUNIPER NETWORKS              COMMON        48203R104            906      28,760   X                      12,665              16,095
NETAPP INC.                   COMMON        64110D104          1,175      22,276   X                      10,063              12,213
NIKE INC. CL B                COMMON        654106103            719       7,989   X                       3,536               4,453
OMNICOM GROUP                 COMMON        681919106            720      14,953   X                       6,631               8,322
PRICELINE                     COMMON        741503403            840       1,641   X                         736                 905
ROVI                          COMMON        779376102            511       8,913   X                       4,479               4,434
SABMILLER                     COMMON        78572M105            289       7,811   X                           -               7,811
SCHLUMBERGER                  COMMON        806857108          1,449      16,774   X                       7,270               9,504
SHIRE PLC ADR                 COMMON        82481R106          1,206      12,798   X                       5,605               7,193
TENCENT HLDGS LTD. UNSPON ADR COMMON        88032Q109            473      17,261   X                           -              17,261
VARIAN MEDICAL SYSTEMS INC.   COMMON        92220P105            732      10,455   X                       5,626               4,829
VISA                          COMMON        92826C839          1,338      15,883   X                       4,577              11,306
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